THE
JPM INSTITUTIONAL
U.S. STOCK FUND
----------------------------------------------------------------------------
                                                               ANNUAL REPORT
                                                                MAY 31, 1995

THE JPM INSTITUTIONAL U.S. STOCK FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1995
----------------------------------------------------------------------------


ASSETS
Investment in The U.S. Stock Portfolio ("Portfolio"), at value      $118,363
Receivable for Expense Reimbursement (Note 2b)                         2,390
                                                                    --------
     Total Assets                                                    120,753
                                                                    --------

LIABILITIES
Shareholder Servicing Fee Payable (Note 2c)                               97
Accrued Expenses                                                      18,403
                                                                    --------
     Total Liabilities                                                18,500
                                                                    --------

NET ASSETS
Applicable to 10,001 Shares of Beneficial Interest Outstanding
     (unlimited shares authorized, par value $0.001)                $102,253
                                                                    --------
                                                                    --------

Net Asset Value, Offering and Redemption Price Per Share              $10.22
                                                                    --------
                                                                    --------

ANALYSIS OF NET ASSETS
Paid-In Capital                                                     $100,003
Undistributed Net Investment Income                                    2,247
Accumulated Net Realized Gain on Investment                                3
                                                                    --------
     Net Assets                                                     $102,253
                                                                    --------
                                                                    --------


                          See Accompanying Notes.

THE JPM INSTITUTIONAL U.S. STOCK FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MAY 31, 1995
----------------------------------------------------------------------------


INVESTMENT INCOME ALLOCATED FROM PORTFOLIO (NOTE 1b)
Allocated Interest Income                                               $5,069
Allocated Portfolio Expenses (Net of Reimbursements of $7,193)            (373)
                                                                        ------
          Net Investment Income Allocated from Portfolio                 4,696

FUND EXPENSES
Amortization of Organization Expense (Note 4)                  $40,851
Transfer Agent Fees                                             16,000
Professional Fees                                                2,000
Shareholder Servicing Fee (Note 2c)                                 51
Miscellaneous                                                      401
                                                               -------
   Total Fund Expenses                                          59,303
Less:  Reimbursement of Expenses (Note 2b)                     (59,218)
                                                               -------
NET FUND EXPENSES                                                           85
                                                                        ------
NET INVESTMENT INCOME                                                    4,611
NET REALIZED GAIN ON INVESTMENTS ALLOCATED FROM PORTFOLIO                    4
                                                                        ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $4,615
                                                                        ------
                                                                        ------


                          See Accompanying Notes.

THE JPM INSTITUTIONAL U.S. STOCK FUND
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------

                                                                                   FOR THE PERIOD
                                                                                    JULY 8, 1993
                                                                 FOR THE FISCAL   (COMMENCEMENT OF
                                                                   YEAR ENDED    OPERATIONS) THROUGH
                                                                  MAY 31, 1995      MAY 31, 1994
                                                                 --------------  -------------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                               $  4,611          $  2,401
Net Realized Gain (Loss) on Investments Allocated from Portfolio           4                (1)
                                                                 --------------  -------------------
    Net Increase in Net Assets Resulting from Operations               4,615             2,400
                                                                 --------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                                 (3,515)           (1,250)
                                                                 --------------  -------------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 3)
Reinvestment of Dividends                                                  2                 1
                                                                 --------------  -------------------
Total Increase in Net Assets                                           1,102             1,151

NET ASSETS
Beginning of Period                                                  101,151           100,000
                                                                 --------------  -------------------
End of Period (including undistributed net investment income
   of $2,247 and $1,151, respectively)                              $102,253          $101,151
                                                                 --------------  -------------------
                                                                 --------------  -------------------


                          See Accompanying Notes.

THE JPM INSTITUTIONAL U.S. STOCK FUND
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------
Selected Data for a share outstanding throughout each period are as follows:

                                                                  FOR THE PERIOD
                                                                   JULY 8, 1993
                                                FOR THE FISCAL   (COMMENCEMENT OF
                                                  YEAR ENDED    OPERATIONS) THROUGH
                                                 MAY 31, 1995      MAY 31, 1994
                                                --------------  -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $10.11            $10.00
                                                --------------  -------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                 0.46              0.24
                                                --------------  -------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                (0.35)            (0.13)
                                                --------------  -------------------

NET ASSET VALUE, END OF PERIOD                      $10.22            $10.11
                                                --------------  -------------------
                                                --------------  -------------------
Total Return                                         4.64%             2.36%(a)
                                                --------------  -------------------
                                                --------------  -------------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets at end of Period (in thousands)           $102              $101
Ratios to Average Net Assets
  Expenses                                           0.45%             0.45%(b)
  Net Investment Income                              4.53%             2.66%(b)
  Decrease reflected in above Expense Ratio due to
   Expense Reimbursements                            2.05%(c)          2.05%(b),(c)

--------------------------
(a) Not Annualized.
(b) Annualized.
(c) After consideration of certain state limitations.


                          See Accompanying Notes.

THE JPM INSTITUTIONAL U.S. STOCK FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1995
----------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   The JPM Institutional U.S. Stock Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund commenced operations on July 8, 1993. SEE NOTE 4 FOR TERMINATION OF OPERATIONS OF THE FUND.

   The Fund invests all of its investable assets in The U.S. Stock Portfolio (the "Portfolio"), a diversified open-end management investment company
   having the same investment objectives as the Fund.   The value of such
   investment reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at May 31, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of the significant accounting policies of the
   Fund:

    a) Valuation of securities by the Portfolio is discussed in note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b) The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c) Substantially all the Fund's net investment income is declared as dividends and paid annually. Distributions of realized net capital gains, if any, are declared and paid annually.

    d) Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    e) Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM INSTITUTIONAL U.S. STOCK FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1995
----------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The Trust retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and Distributor. Signature provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule:
       0.04% of the first $1 billion of the aggregate average daily net assets of the Trust, as well as two other affiliated fund families for which Signature acts as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied daily to the net assets of the Fund. For the fiscal year ended May 31, 1995, the Fund was not charged a fee by the Administrator.

   b) The Trust, on behalf of the Fund, has a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan receives a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Fund. The Services Agreement is also designed to provide an expense limit for certain expenses of the Fund. If total expenses of the Fund, excluding the shareholder servicing fee, the fund services fee and amortization of organization expenses, exceed the expense limit of 0.05% of the Fund's average daily net assets, Morgan will reimburse the Fund for the excess expense amount and receive no fee. Should such expenses be less than the expense limit, Morgan's fee would be limited to the difference between such expenses and the fee calculated under the Services Agreement. For the fiscal year ended May 31, 1995, Morgan agreed to reimburse the Fund $18,350 for excess expenses. In addition to the expenses that Morgan assumes under the Services Agreement, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.45% of the average daily net assets of the Fund through May 31, 1995. For the fiscal year ended May 31, 1995, Morgan has agreed to reimburse the Fund $40,868 for expenses which exceeded this limit.

   c) The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The Agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and may be paid monthly at an annual rate of 0.05% of the average daily net assets of the Fund. For the fiscal year ended May 31, 1995, the fee for these services amounted to $51.

   d) The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. For the fiscal year ended May 31, 1995, no Group costs were allocated to the Fund.

   e) An annual aggregate fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds, their corresponding Portfolios, and The Series Portfolio. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. For the fiscal year ended May 31, 1995, no Trustees fees were allocated to the Fund.

THE JPM INSTITUTIONAL U.S. STOCK FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1995
----------------------------------------------------------------------------

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                              FOR THE PERIOD
                                                               JULY 8, 1993
                                            FOR THE FISCAL   (COMMENCEMENT OF
                                              YEAR ENDED      OPERATIONS) TO
                                             MAY 31, 1995      MAY 31, 1994
                                            --------------  -------------------
Shares sold                                        -                 -
Reinvestment of dividends                          -                 1
                                                 -----             -----
Net increase                                       -                 1
                                                 -----             -----
                                                 -----             -----


4. TERMINATION OF FUND

The Trust terminated the public offering of the Fund's shares on January 2, 1995, and the remaining net assets of the Fund will be distributed to the sole remaining shareholder, SFG Investors II Limited Partnership. Morgan has agreed to reimburse the balance of unamortized organizational expenses at May 31, 1995 of $30,897 (included in reimbursement in Note 2.b above), whose amortization was accelerated due to the decision to terminate the Fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholder of
The JPM Institutional U.S. Stock Fund


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The JPM Institutional U.S. Stock Fund (one of the series constituting part of The JPM Institutional Funds, hereafter referred to as the "Fund") at May 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period July 8, 1993 (commencement of operations) through May 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As more fully explained in Note 4, the Trustees have resolved and it is the intention of management to liquidate the Fund.


/s/ Price Waterhouse LLP
PRICE WATERHOUSE LLP
New York, New York
July 28, 1995

THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
ANNUAL REPORT MAY 31, 1995


(THE FOLLOWING PAGES SHOULD BE READ IN CONJUNCTION
WITH THE JPM INSTITUTIONAL U.S. STOCK FUND
ANNUAL FINANCIAL STATEMENTS)

THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
SCHEDULE OF INVESTMENTS
MAY 31, 1995
----------------------------------------------------------------------------

                                                   PRINCIPAL           VALUE
SHORT-TERM INVESTMENT (97.5%)                        AMOUNT          (NOTE 1a)
-------------------------------------------        ---------         ---------
U.S. GOVERNMENT TREASURY OBLIGATION (97.5%)
United States Treasury Bill
 5.485% due 06/29/95 (amortized cost $115,505)      $116,000         $115,505
                                                                     --------
TOTAL INVESTMENTS (97.5%)                                             115,505
OTHER ASSETS NET OF LIABILITIES (2.5%)                                  2,958
                                                                     --------
 NET ASSETS (100.0%)                                                 $118,463
                                                                     --------
                                                                     --------


                          See Accompanying Notes.

THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1995
----------------------------------------------------------------------------

ASSETS
Investments at Value (Amortized Cost $115,505) (Note 1a)           $115,505
Cash                                                                    778
Receivable for Expense Reimbursement (Note 2c)                        5,604
                                                                   --------
     Total Assets                                                   121,887
                                                                   --------

LIABILITIES
Advisory Fee Payable (Note 2a)                                          372
Accrued Expenses                                                      3,052
                                                                   --------
     Total Liabilities                                                3,424
                                                                   --------

NET ASSETS
Applicable to Investors' Beneficial Interests                      $118,463
                                                                   --------
                                                                   --------


                          See Accompanying Notes.

THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MAY 31, 1995
----------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                      $5,073

EXPENSES
Amortization of Organization Expenses (Note 4)           $ 4,402
Professional Fees                                          2,500
Advisory Fee (Note 2a)                                       208
Custodian Fees and Expenses                                   62
Miscellaneous                                                402
                                                         -------
   Total Expenses                                          7,574
Less: Reimbursement of Expenses (Note 2c)                 (7,200)
                                                         -------

   Net Expenses                                                         374
                                                                     ------
NET INVESTMENT INCOME                                                 4,699
NET REALIZED GAIN ON INVESTMENTS                                          4
                                                                     ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $4,703
                                                                     ------
                                                                     ------


                          See Accompanying Notes.

THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------

                                                                                   FOR THE PERIOD
                                                                                    JULY 8, 1993
                                                                 FOR THE FISCAL   (COMMENCEMENT OF
                                                                   YEAR ENDED      OPERATIONS) TO
                                                                  MAY 31, 1995      MAY 31, 1994
                                                                 --------------  -------------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                               $  4,699          $  2,487
Net Realized Gain (Loss) on Investments                                    4                (1)
                                                                 --------------  -------------------
  Net Increase in Net Assets Resulting from Operations                 4,703             2,486
                                                                 --------------  -------------------

TRANSACTIONS IN INVESTOR'S BENEFICIAL INTERESTS
Contributions                                                         16,770                 -
Withdrawals                                                           (3,515)           (2,081)
                                                                 --------------  -------------------
  Net Increase (Decrease) from Investors' Transactions                13,255            (2,081)
                                                                 --------------  -------------------
  Total Increase in Net Assets                                        17,958               405

NET ASSETS
Beginning of Period                                                  100,505           100,100
                                                                 --------------  -------------------
End of Period                                                       $118,463          $100,505
                                                                 --------------  -------------------
                                                                 --------------  -------------------

----------------------------------------------------------------------------------------------------
SUPPLEMENTARY DATA
----------------------------------------------------------------------------------------------------
                                                                                   FOR THE PERIOD
                                                                                    JULY 8, 1993
                                                                 FOR THE FISCAL   (COMMENCEMENT OF
                                                                   YEAR ENDED      OPERATIONS) TO
                                                                  MAY 31, 1995      MAY 31, 1994
                                                                 --------------  -------------------
Ratios to Average Net Assets
  Expenses                                                             0.36%             0.36%*
  Net Investment Income                                                4.52%             2.75%*
  Decrease reflected in above Expense
    Ratio due to Expense Reimbursements.                               6.93%            13.43%*
Portfolio Turnover                                                        0%                0%

-------------------
*Annualized


                          See Accompanying Notes.

THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1995
----------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   The U.S. Stock Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 8,
   1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. SEE NOTE 4 FOR TERMINATION OF OPERATIONS OF THE PORTFOLIO.

   The following is a summary of the significant accounting policies of the
   Portfolio:

   a) The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of the readily available closing bid and ask prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets. For the fiscal year ended May 31, 1995 such fees amounted to $208.

THE U.S. STOCK PORTFOLIO (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1995
----------------------------------------------------------------------------

   b) The Portfolio retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule:
      0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied daily to the net assets of the Portfolio. For the fiscal year ended May 31, 1995 no administration fees were allocated to the Portfolio.

   c) The Portfolio has a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan receives a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio. The Services Agreement is also designed to provide an expense limit for certain expenses of the Portfolio. If total expenses of the Portfolio, excluding the advisory fee, custody expenses, fund services fee, amortization of organization expenses, and brokerage costs, exceed the expense limit of 0.10% of the Portfolio's average daily net assets up to $200 million, 0.05% on the next $200 million of average daily net assets, 0.03% of net assets thereafter, Morgan will reimburse the Portfolio for the excess expense amount and receive no fee. Should such expenses be less than the expense limit, Morgan's fee would be limited to the difference between such expenses and the fee calculated under the Services Agreement. For the fiscal year ended May 31, 1995, Morgan agreed to reimburse the Portfolio $2,798 for excess expenses. In addition to the expenses that Morgan assumes under Services Agreement, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio, at no more than 0.36% of the average daily net assets of the Portfolio through May 31, 1995. For the fiscal year ended May 31, 1995, Morgan has agreed to reimburse the Portfolio $4,402 for expenses which exceeded this limit.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. For the fiscal year ended May 31, 1995, no Group costs were allocated to the Portfolio.

   e) An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds, their corresponding Portfolios, and The Series Portfolio. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. For the fiscal year ended May 31, 1995, no Trustees fees were allocated to the Portfolio.

3. INVESTMENT TRANSACTIONS

There were no investment transactions (excluding short-term investments) for the fiscal year ended May 31, 1995.

4. TERMINATION OF PORTFOLIO

The Trustees, at a meeting on October 12-13, 1994, approved a resolution to terminate the Portfolio as an investment company under the Investment Company Act of 1940. Morgan has agreed to reimburse the balance of unamortized organizational expenses at May 31, 1995 of $3,329 (included in reimbursement in Note 2.c above), whose amortization was accelerated due to the decision to terminate the Portfolio.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The U.S. Stock Portfolio (In Liquidation)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S. Stock Portfolio (In Liquidation) (the "Portfolio") at May 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and its supplementary data for the year then ended and for the period July 8, 1993 (commencement of operations) through May 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

As more fully explained in Note 4, the Trustees have resolved and it is the intention of management to liquidate the Portfolio.


/s/ Price Waterhouse LLP
PRICE WATERHOUSE LLP
New York, New York
July 28, 1995